ADVANCES TO SUPPLIERS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Advance ToSuppliers [Text Block]	3. ADVANCES TO SUPPLIERS Advances to suppliers mainly consisted of prepayments to suppliers for raw material, equipment purchases and acquisition of land use right.	3. ADVANCES TO SUPPLIERS Advances to suppliers mainly consisted of prepayments to suppliers for raw material and equipment purchases.